Quarterly Holdings Report
for

Fidelity® International Index Fund

May 31, 2020

SPI-QTLY-0720
1.816029.115

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 6.3%
Afterpay Ltd. (a)	406,122	$12,833,916
AGL Energy Ltd.	1,212,801	13,548,658
AMP Ltd. (a)	6,496,926	7,058,757
Ampol Ltd.	474,005	8,559,032
APA Group unit	2,255,752	17,456,465
Aristocrat Leisure Ltd.	1,096,002	18,789,492
ASX Ltd.	367,643	21,608,724
Aurizon Holdings Ltd.	3,707,573	11,738,593
Australia & New Zealand Banking Group Ltd.	5,391,464	64,166,647
BHP Billiton Ltd.	5,602,466	131,858,802
BlueScope Steel Ltd.	965,128	7,095,666
Brambles Ltd.	2,932,459	22,751,900
Cimic Group Ltd.	184,902	3,073,766
Coca-Cola Amatil Ltd.	959,079	5,608,657
Cochlear Ltd.	122,449	15,753,164
Coles Group Ltd.	2,534,070	25,944,336
Commonwealth Bank of Australia	3,365,789	143,020,999
Computershare Ltd.	919,455	8,028,502
Crown Ltd.	696,780	4,453,967
CSL Ltd.	863,076	158,904,755
DEXUS Property Group unit	2,077,340	12,461,859
Evolution Mining Ltd.	3,077,496	12,512,960
Fortescue Metals Group Ltd.	3,220,156	29,834,890
Goodman Group unit	3,127,309	32,038,885
Insurance Australia Group Ltd.	4,412,037	17,968,552
Lendlease Group unit	1,256,101	10,825,696
Macquarie Group Ltd.	639,841	46,900,667
Magellan Financial Group Ltd.	242,756	9,441,556
Medibank Private Ltd.	5,261,804	9,995,678
Mirvac Group unit	7,467,246	11,696,638
National Australia Bank Ltd.	6,076,287	71,648,298
Newcrest Mining Ltd.	1,536,221	31,128,345
Northern Star Resources Ltd.	1,406,877	13,878,757
Orica Ltd.	767,646	8,790,567
Origin Energy Ltd.	3,370,166	13,231,203
Qantas Airways Ltd.	1,426,161	3,792,924
QBE Insurance Group Ltd.	2,769,405	16,317,369
Ramsay Health Care Ltd.	340,509	15,898,987
realestate.com.au Ltd.	99,579	6,668,634
Rio Tinto Ltd.	706,047	43,955,500
Santos Ltd.	3,390,231	12,112,305
Scentre Group unit	9,956,604	14,799,561
SEEK Ltd.	634,160	8,508,938
Sonic Healthcare Ltd.	857,269	16,096,694
South32 Ltd.	9,302,082	11,761,230
SP AusNet	3,599,073	4,210,178
Stockland Corp. Ltd. unit	4,535,090	10,791,625
Suncorp Group Ltd.	2,415,217	14,859,034
Sydney Airport unit	2,108,007	8,219,789
Tabcorp Holdings Ltd.	3,828,894	8,217,921
Telstra Corp. Ltd.	7,958,660	17,187,697
The GPT Group unit	3,703,878	9,850,591
TPG Telecom Ltd.	701,259	3,973,106
Transurban Group unit	5,199,067	49,521,110
Treasury Wine Estates Ltd.	1,366,493	8,798,675
Vicinity Centres unit	6,052,881	6,495,622
Washington H. Soul Pattinson & Co. Ltd.	203,862	2,573,647
Wesfarmers Ltd.	2,154,658	57,978,881
Westpac Banking Corp.	6,866,590	78,319,718
WiseTech Global Ltd.	271,835	3,694,497
Woodside Petroleum Ltd.	1,790,435	27,013,174
Woolworths Group Ltd.	2,396,998	56,463,390

TOTAL AUSTRALIA		1,552,690,146

Austria - 0.2%
Andritz AG	137,900	5,164,781
Erste Group Bank AG	530,466	11,638,497
OMV AG	280,917	9,267,645
Raiffeisen International Bank-Holding AG	278,553	5,114,296
Verbund AG	129,537	5,757,454
Voestalpine AG	219,230	4,267,252

TOTAL AUSTRIA		41,209,925

Bailiwick of Jersey - 0.6%
Experian PLC	1,726,197	60,542,049
Ferguson PLC	428,052	33,759,638
Glencore Xstrata PLC	18,992,264	35,867,924
WPP PLC	2,347,531	17,865,816

TOTAL BAILIWICK OF JERSEY		148,035,427

Belgium - 0.9%
Ageas	340,620	11,596,487
Anheuser-Busch InBev SA NV	1,448,717	67,604,561
Colruyt NV	106,165	6,408,599
Elia System Operator SA/NV	58,549	6,863,189
Galapagos Genomics NV (a)	79,851	16,199,259
Groupe Bruxelles Lambert SA	153,085	12,357,455
KBC Groep NV	476,837	25,018,317
Proximus	290,064	6,051,718
Sofina SA	29,214	7,977,534
Solvay SA Class A	140,730	10,697,763
Telenet Group Holding NV	87,745	3,590,213
UCB SA	240,235	24,000,558
Umicore SA	376,809	16,743,522

TOTAL BELGIUM		215,109,175

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	1,260,950	6,336,185
Dairy Farm International Holdings Ltd.	628,507	2,652,300
Hongkong Land Holdings Ltd.	2,230,443	8,386,466
Jardine Matheson Holdings Ltd.	417,957	16,780,974
Jardine Strategic Holdings Ltd.	425,499	8,488,705
Kerry Properties Ltd.	1,248,181	2,968,557
NWS Holdings Ltd.	2,899,104	2,286,688

TOTAL BERMUDA		47,899,875

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	581,829	5,338,257
BeiGene Ltd. ADR (a)	73,385	12,148,153
Budweiser Brewing Co. APAC Ltd. (b)	3,275,000	9,231,773
Cheung Kong Property Holdings Ltd.	4,916,925	27,006,482
CK Hutchison Holdings Ltd.	5,135,425	31,618,189
Melco Crown Entertainment Ltd. sponsored ADR	410,423	6,579,081
Sands China Ltd.	4,608,800	18,103,796
WH Group Ltd. (b)	18,268,000	15,892,153
Wharf Real Estate Investment Co. Ltd.	2,020,585	7,835,588
Wynn Macau Ltd.	2,947,200	5,047,920

TOTAL CAYMAN ISLANDS		138,801,392

Denmark - 2.3%
A.P. Moller - Maersk A/S:
Series A	6,074	5,540,196
Series B	12,479	12,303,335
Ambu A/S Series B	310,118	10,340,115
Carlsberg A/S Series B	203,907	26,314,499
Christian Hansen Holding A/S	201,545	19,484,749
Coloplast A/S Series B	225,755	37,821,102
Danske Bank A/S (a)	1,309,767	16,184,965
DSV A/S	402,073	42,391,858
Genmab A/S (a)	123,690	37,944,260
GN Store Nord A/S	242,898	13,083,283
H Lundbeck A/S	131,157	5,027,410
Novo Nordisk A/S Series B	3,364,613	220,397,899
Novozymes A/S Series B	408,082	22,266,255
ORSTED A/S (b)	359,504	42,122,327
Pandora A/S	191,006	9,491,776
Tryg A/S	229,917	6,430,000
Vestas Wind Systems A/S	378,004	38,607,718
William Demant Holding A/S (a)	209,103	5,894,611

TOTAL DENMARK		571,646,358

Finland - 1.2%
Elisa Corp. (A Shares)	270,121	16,905,420
Fortum Corp.	846,995	16,190,361
Kone OYJ (B Shares)	646,415	43,254,093
Metso Corp.	198,812	6,437,564
Neste Oyj	804,530	32,436,249
Nokia Corp.	10,750,527	42,750,500
Nordea Bank ABP (Stockholm Stock Exchange)	6,158,743	41,946,225
Orion Oyj (B Shares)	199,838	10,670,031
Sampo Oyj (A Shares)	895,131	32,162,498
Stora Enso Oyj (R Shares)	1,115,313	13,649,537
UPM-Kymmene Corp. (c)	1,013,335	29,212,420
Wartsila Corp.	842,305	6,567,445

TOTAL FINLAND		292,182,343

France - 9.7%
Accor SA	359,679	10,121,283
Aeroports de Paris SA	56,762	5,900,761
Air Liquide SA	543,567	73,914,189
Alstom SA	364,253	15,331,252
Amundi SA (b)	116,481	8,656,617
Arkema SA	130,918	11,387,708
Atos Origin SA	186,540	14,043,401
AXA SA	3,676,094	67,452,318
bioMerieux SA	78,724	11,281,736
BNP Paribas SA	2,138,904	76,969,357
Bollore SA	1,670,231	4,757,466
Bouygues SA	431,706	13,197,588
Bureau Veritas SA	556,968	11,308,018
Capgemini SA	305,781	31,261,706
Carrefour SA	1,154,831	17,504,620
Casino Guichard Perrachon SA (c)	82,067	3,086,416
CNP Assurances	326,658	3,428,446
Compagnie de St. Gobain	983,891	32,198,351
Covivio	91,146	5,326,949
Credit Agricole SA	2,206,922	19,374,943
Danone SA	1,174,105	80,778,965
Dassault Aviation SA	4,741	4,036,527
Dassault Systemes SA	249,799	42,217,308
Edenred SA	464,186	19,363,834
Edenred SA rights 5/29/20 (a)(c)(d)	470,124	365,303
EDF SA (a)	200,740	1,772,847
EDF SA	968,106	8,549,884
Eiffage SA	158,230	14,402,743
ENGIE	3,472,926	40,999,217
Essilor International SA	540,762	70,379,105
Eurazeo SA	76,790	3,733,544
Faurecia SA	144,012	5,540,766
Gecina SA	86,375	11,093,382
Groupe Eurotunnel SA	833,937	12,015,739
Hermes International SCA	60,220	49,988,344
ICADE	56,406	4,029,177
Iliad SA	28,081	4,937,536
Ingenico SA	115,671	15,947,354
Ipsen SA	71,164	5,584,989
JCDecaux SA	163,515	3,319,815
Kering SA	144,058	75,523,795
Klepierre SA	373,773	7,070,011
L'Oreal SA (a)	201,944	59,232,497
L'Oreal SA	275,707	80,868,033
La Francaise des Jeux SAEM	162,904	5,545,833
Legrand SA	507,432	34,528,751
LVMH Moet Hennessy Louis Vuitton SE	528,241	221,610,488
Michelin CGDE Series B	322,530	32,643,529
Natixis SA	1,797,480	3,976,618
Orange SA	3,791,386	45,597,024
Orpea	98,235	11,515,232
Pernod Ricard SA	403,687	62,780,597
Peugeot Citroen SA	1,123,492	15,969,529
Publicis Groupe SA	410,983	11,711,031
Remy Cointreau SA (c)	42,819	5,076,335
Renault SA	361,649	8,111,266
Safran SA	609,394	58,720,490
Sanofi SA	2,146,065	209,916,926
Sartorius Stedim Biotech (a)	52,828	14,296,852
Schneider Electric SA	1,051,383	104,100,341
SCOR SE	301,958	7,572,369
SEB SA	42,998	5,889,873
Societe Generale Series A	1,540,323	22,785,764
Sodexo SA	85,021	5,713,618
Sodexo SA (a)	84,696	5,691,777
SR Teleperformance SA	111,639	26,408,390
Suez Environnement SA (c)	656,559	7,441,184
Thales SA	203,593	15,544,171
Total SA	4,700,746	178,256,022
Ubisoft Entertainment SA (a)	171,843	13,287,946
Valeo SA	435,176	10,699,937
Veolia Environnement SA	1,026,410	22,601,501
VINCI SA	979,868	91,416,966
Vivendi SA	1,576,071	36,037,404
Wendel SA	51,246	4,698,752
Worldline SA (a)(b)	261,712	19,499,260

TOTAL FRANCE		2,377,899,616

Germany - 8.2%
adidas AG	362,038	96,015,191
Allianz SE	792,992	143,324,059
BASF AG	1,745,919	95,026,538
Bayer AG	1,868,196	127,709,126
Bayerische Motoren Werke AG (BMW)	629,250	36,741,045
Beiersdorf AG	191,480	20,035,187
Brenntag AG	293,434	15,611,691
Carl Zeiss Meditec AG	76,512	7,822,251
Commerzbank AG	1,930,977	7,504,327
Continental AG	209,838	20,751,439
Covestro AG (b)	331,744	12,259,123
Daimler AG (Germany)	1,627,278	60,296,295
Delivery Hero AG (a)(b)	243,235	23,268,860
Deutsche Bank AG	3,733,407	31,210,486
Deutsche Borse AG	361,120	59,287,380
Deutsche Lufthansa AG (c)	453,568	4,610,800
Deutsche Post AG	1,880,011	58,878,593
Deutsche Telekom AG	6,337,108	99,452,264
Deutsche Wohnen AG (Bearer)	649,303	28,988,919
E.ON AG	4,268,093	45,037,495
Evonik Industries AG	402,532	9,897,299
Fraport AG Frankfurt Airport Services Worldwide (c)	80,322	3,978,383
Fresenius Medical Care AG & Co. KGaA	405,083	34,268,744
Fresenius SE & Co. KGaA	794,753	38,111,713
GEA Group AG	292,374	8,694,688
Hannover Reuck SE	115,161	18,484,864
HeidelbergCement AG	282,430	14,127,487
Henkel AG & Co. KGaA	197,026	15,845,199
Hochtief AG	46,886	4,116,823
Infineon Technologies AG	2,378,275	50,128,647
KION Group AG	123,118	6,860,690
Knorr-Bremse AG	92,346	9,756,776
Lanxess AG	157,224	8,111,992
LEG Immobilien AG	130,990	16,297,043
Merck KGaA	246,281	28,199,583
Metro Wholesale & Food Specialist AG	351,738	3,278,191
MTU Aero Engines Holdings AG	100,954	16,238,072
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274,283	62,547,222
Nemetschek Se	109,443	8,613,443
Puma AG	159,225	11,343,668
RWE AG	1,110,152	36,710,939
SAP SE	1,985,540	253,399,166
Scout24 AG (b)	204,055	15,572,649
Siemens AG	1,454,782	160,396,598
Siemens Healthineers AG (b)	285,007	14,797,852
Symrise AG	244,446	26,912,896
TeamViewer AG (a)	246,948	12,542,572
Telefonica Deutschland Holding AG	1,974,903	6,063,739
Thyssenkrupp AG (a)(c)	768,540	5,169,894
Uniper SE	383,614	11,965,843
United Internet AG	195,262	7,993,762
Volkswagen AG	62,337	9,853,679
Vonovia SE	979,432	56,296,174
Wirecard AG (c)	224,286	23,542,478
Zalando SE (a)(b)	288,226	19,465,470

TOTAL GERMANY		2,023,415,307

Hong Kong - 2.4%
AIA Group Ltd.	22,987,000	188,626,321
Bank of East Asia Ltd.	2,483,628	4,501,828
BOC Hong Kong (Holdings) Ltd.	7,038,566	19,824,928
CLP Holdings Ltd.	3,122,657	30,651,196
Galaxy Entertainment Group Ltd.	4,130,000	28,230,778
Hang Lung Properties Ltd.	3,857,423	8,164,069
Hang Seng Bank Ltd.	1,454,201	22,334,317
Henderson Land Development Co. Ltd.	2,774,381	9,981,737
Hong Kong & China Gas Co. Ltd.	19,305,434	32,570,599
Hong Kong Exchanges and Clearing Ltd.	2,278,738	80,196,556
Link (REIT)	3,928,808	29,669,110
MTR Corp. Ltd.	2,929,451	14,136,063
New World Development Co. Ltd.	11,769,803	11,962,493
PCCW Ltd.	8,050,863	4,426,570
Power Assets Holdings Ltd.	2,649,176	14,834,355
Sino Land Ltd.	5,865,602	6,884,828
SJM Holdings Ltd.	3,810,000	4,257,076
Sun Hung Kai Properties Ltd.	2,481,176	29,061,184
Swire Pacific Ltd. (A Shares)	936,384	4,926,570
Swire Properties Ltd.	2,210,200	4,959,151
Techtronic Industries Co. Ltd.	2,611,000	22,778,068
Wheelock and Co. Ltd.	1,367,000	9,279,606

TOTAL HONG KONG		582,257,403

Ireland - 0.7%
CRH PLC	1,492,134	48,049,254
DCC PLC (United Kingdom)	186,762	15,527,430
James Hardie Industries PLC CDI	841,781	14,560,263
Kerry Group PLC Class A	301,897	37,298,941
Kingspan Group PLC (Ireland)	293,754	18,113,834
Paddy Power Betfair PLC (Ireland)	260,906	33,393,037
Smurfit Kappa Group PLC	428,511	13,918,064

TOTAL IRELAND		180,860,823

Isle of Man - 0.0%
Gaming VC Holdings SA	1,118,115	10,947,553
Israel - 0.6%
Azrieli Group	82,957	4,344,523
Bank Hapoalim BM (Reg.)	2,187,653	13,400,660
Bank Leumi le-Israel BM	2,822,861	14,904,127
Check Point Software Technologies Ltd. (a)	221,376	24,278,306
CyberArk Software Ltd. (a)	71,588	7,429,403
Elbit Systems Ltd. (Israel)	45,988	6,391,042
Icl Group Ltd.	1,334,524	4,609,932
Isracard Ltd.	31,755	86,769
Israel Discount Bank Ltd. (Class A)	2,177,873	6,890,551
Mizrahi Tefahot Bank Ltd.	274,972	5,373,367
NICE Systems Ltd. (a)	113,050	20,395,038
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,079,229	26,052,739
Wix.com Ltd. (a)	97,272	21,626,484

TOTAL ISRAEL		155,782,941

Italy - 1.8%
Assicurazioni Generali SpA	2,082,247	28,857,808
Atlantia SpA	946,504	15,560,288
Davide Campari-Milano SpA	1,115,351	9,038,096
Davide Campari-Milano SpA rights (a)	1,115,351	12
DiaSorin S.p.A.	47,819	10,005,859
Enel SpA	15,465,064	119,571,632
Eni SpA	4,835,517	43,976,814
FinecoBank SpA	1,156,756	13,489,019
Infrastrutture Wireless Italiane SpA (b)	454,525	4,624,159
Intesa Sanpaolo SpA	28,282,337	49,213,225
Leonardo SpA	771,788	4,797,650
Mediobanca SpA	1,184,520	7,792,179
Moncler SpA	367,663	13,651,758
Nexi SpA (a)(b)	595,921	9,770,386
Pirelli & C. SpA (b)	758,702	3,394,055
Poste Italiane SpA (b)	1,004,313	8,800,528
Prysmian SpA	458,189	9,737,390
Recordati SpA	198,453	9,014,379
Snam Rete Gas SpA	3,890,924	18,071,199
Telecom Italia SpA	15,695,287	5,826,372
Terna SpA	2,682,971	18,077,868
UniCredit SpA	4,031,451	34,306,210

TOTAL ITALY		437,576,886

Japan - 25.7%
ABC-MART, Inc.	61,900	3,759,516
ACOM Co. Ltd.	778,100	3,167,378
Advantest Corp.	380,900	18,789,819
AEON Co. Ltd.	1,242,500	27,460,696
AEON MALL Co. Ltd.	199,240	2,798,911
Agc, Inc.	367,235	10,385,894
Air Water, Inc.	352,700	5,118,230
Aisin Seiki Co. Ltd.	307,700	9,686,508
Ajinomoto Co., Inc.	884,966	15,074,250
Alfresa Holdings Corp.	361,000	7,273,893
Amada Co. Ltd.	623,000	5,551,514
Ana Holdings, Inc.	218,300	5,260,899
Aozora Bank Ltd.	230,700	4,282,641
Asahi Group Holdings	735,203	27,664,275
ASAHI INTECC Co. Ltd.	370,900	11,349,344
Asahi Kasei Corp.	2,394,027	19,027,187
Astellas Pharma, Inc.	3,539,700	63,247,154
Bandai Namco Holdings, Inc.	381,350	21,202,416
Bank of Kyoto Ltd.	107,500	3,857,620
Benesse Holdings, Inc.	134,700	3,643,376
Bridgestone Corp.	1,016,879	33,750,392
Brother Industries Ltd.	424,200	7,980,915
Calbee, Inc.	164,400	4,748,537
Canon, Inc.	1,901,344	39,043,320
Casio Computer Co. Ltd.	368,600	6,483,696
Central Japan Railway Co.	274,100	46,975,768
Chiba Bank Ltd.	998,274	4,739,360
Chubu Electric Power Co., Inc.	1,229,564	16,543,163
Chugai Pharmaceutical Co. Ltd.	425,725	62,726,786
Chugoku Electric Power Co., Inc.	549,500	7,541,008
Coca-Cola West Co. Ltd.	234,500	4,653,252
Concordia Financial Group Ltd.	2,004,984	6,544,155
Cosmos Pharmaceutical Corp.	18,900	2,711,141
CyberAgent, Inc.	192,200	9,677,278
Dai Nippon Printing Co. Ltd.	459,721	10,439,582
Dai-ichi Mutual Life Insurance Co.	2,059,100	26,787,680
Daicel Chemical Industries Ltd.	466,600	3,945,841
Daifuku Co. Ltd.	192,400	14,950,271
Daiichi Sankyo Kabushiki Kaisha	1,078,670	100,870,573
Daikin Industries Ltd.	473,694	69,749,188
Dainippon Sumitomo Pharma Co. Ltd.	339,300	4,791,635
Daito Trust Construction Co. Ltd.	121,963	12,875,412
Daiwa House Industry Co. Ltd.	1,080,484	26,795,442
Daiwa House REIT Investment Corp.	3,788	9,357,163
Daiwa Securities Group, Inc.	2,738,285	11,342,129
DENSO Corp.	823,438	31,717,248
Dentsu Group, Inc.	409,900	10,965,381
Disco Corp.	54,500	12,158,839
East Japan Railway Co.	574,700	45,138,511
Eisai Co. Ltd.	479,178	37,491,807
Electric Power Development Co. Ltd.	257,980	4,863,214
FamilyMart Co. Ltd.	487,900	9,134,129
Fanuc Corp.	368,572	65,863,297
Fast Retailing Co. Ltd.	110,967	62,282,280
Fuji Electric Co. Ltd.	240,630	6,423,791
Fujifilm Holdings Corp.	684,805	31,628,853
Fujitsu Ltd.	373,807	38,474,270
Fukuoka Financial Group, Inc.	326,160	5,301,669
GLP J-REIT	6,921	9,222,010
GMO Payment Gateway, Inc.	78,000	8,773,147
Hakuhodo DY Holdings, Inc.	442,100	5,489,099
Hamamatsu Photonics K.K.	267,800	12,117,984
Hankyu Hanshin Holdings, Inc.	437,400	16,142,167
Hikari Tsushin, Inc.	40,000	8,757,012
Hino Motors Ltd.	560,400	3,788,137
Hirose Electric Co. Ltd.	61,677	7,360,406
Hisamitsu Pharmaceutical Co., Inc.	96,700	4,868,849
Hitachi Construction Machinery Co. Ltd.	203,900	5,350,614
Hitachi Ltd.	1,839,154	58,920,461
Hitachi Metals Ltd.	407,100	4,688,379
Honda Motor Co. Ltd.	3,099,360	80,703,012
Hoshizaki Corp.	96,100	7,752,515
Hoya Corp.	719,316	67,432,748
Hulic Co. Ltd.	574,000	5,801,474
Idemitsu Kosan Co. Ltd.	374,515	8,299,790
Iida Group Holdings Co. Ltd.	287,100	4,259,446
INPEX Corp.	1,946,100	13,550,248
Isetan Mitsukoshi Holdings Ltd.	638,187	4,266,613
Isuzu Motors Ltd.	1,049,000	9,819,329
IT Holdings Corp.	424,500	9,041,462
ITO EN Ltd.	101,200	5,799,212
Itochu Corp.	2,560,886	54,853,231
ITOCHU Techno-Solutions Corp.	181,100	6,112,513
Japan Airlines Co. Ltd.	214,100	4,204,221
Japan Airport Terminal Co. Ltd.	96,100	4,223,784
Japan Exchange Group, Inc.	968,100	20,799,181
Japan Post Bank Co. Ltd.	772,800	6,377,597
Japan Post Holdings Co. Ltd.	3,010,800	21,890,382
Japan Post Insurance Co. Ltd.	424,100	5,379,654
Japan Prime Realty Investment Corp.	1,489	4,542,454
Japan Real Estate Investment Corp.	2,499	13,625,221
Japan Retail Fund Investment Corp.	4,985	6,573,017
Japan Tobacco, Inc.	2,281,000	45,269,158
JFE Holdings, Inc.	931,575	6,841,369
JGC Corp.	418,217	4,494,538
JSR Corp.	385,216	7,543,940
JTEKT Corp.	389,700	3,140,148
JX Holdings, Inc.	5,836,800	22,422,794
Kajima Corp.	857,158	9,712,523
Kakaku.com, Inc.	258,800	6,253,723
Kamigumi Co. Ltd.	183,931	3,590,104
Kansai Electric Power Co., Inc.	1,335,436	13,293,065
Kansai Paint Co. Ltd.	336,800	6,970,537
Kao Corp.	916,450	73,480,858
Kawasaki Heavy Industries Ltd.	276,494	4,373,858
KDDI Corp.	3,135,000	91,508,133
Keihan Electric Railway Co., Ltd.	183,400	8,707,015
Keihin Electric Express Railway Co. Ltd.	418,730	6,992,746
Keio Corp.	197,382	11,713,522
Keisei Electric Railway Co.	245,300	8,040,572
Keyence Corp.	346,848	142,637,200
Kikkoman Corp.	275,749	13,858,404
Kintetsu Group Holdings Co. Ltd.	325,910	15,986,498
Kirin Holdings Co. Ltd.	1,563,356	32,000,634
Kobayashi Pharmaceutical Co. Ltd.	94,400	8,403,171
Kobe Bussan Co. Ltd.	116,500	6,027,818
Koito Manufacturing Co. Ltd.	198,300	8,393,894
Komatsu Ltd.	1,664,145	33,651,393
Konami Holdings Corp.	177,600	6,233,168
Kose Corp.	62,700	7,842,951
Kubota Corp.	1,972,564	26,512,416
Kuraray Co. Ltd.	605,186	6,352,363
Kurita Water Industries Ltd.	185,400	5,135,053
Kyocera Corp.	609,604	32,960,276
Kyowa Hakko Kirin Co., Ltd.	513,189	13,904,569
Kyushu Electric Power Co., Inc.	716,970	5,956,745
Kyushu Railway Co.	283,100	8,019,570
Lasertec Corp.	143,300	11,759,516
Lawson, Inc.	94,716	5,234,432
LINE Corp. (a)	116,300	5,812,574
Lion Corp.	425,700	9,730,173
LIXIL Group Corp.	502,759	7,011,447
M3, Inc.	838,500	33,743,706
Makita Corp.	427,600	14,472,066
Marubeni Corp.	3,135,544	15,214,708
Marui Group Co. Ltd.	360,749	6,499,470
Maruichi Steel Tube Ltd.	110,000	2,814,131
Mazda Motor Corp.	1,065,800	6,880,282
McDonald's Holdings Co. (Japan) Ltd.	125,700	6,678,668
Mebuki Financial Group, Inc.	1,784,310	4,037,013
Medipal Holdings Corp.	348,170	6,899,154
Meiji Holdings Co. Ltd.	218,958	16,465,755
Mercari, Inc. (a)	160,800	4,786,202
Minebea Mitsumi, Inc.	690,500	12,107,520
Misumi Group, Inc.	538,900	14,301,375
Mitsubishi Chemical Holdings Corp.	2,438,075	14,339,756
Mitsubishi Corp.	2,570,102	59,936,080
Mitsubishi Electric Corp.	3,469,706	45,637,516
Mitsubishi Estate Co. Ltd.	2,247,523	35,699,447
Mitsubishi Gas Chemical Co., Inc.	304,133	4,523,430
Mitsubishi Heavy Industries Ltd.	608,425	15,726,132
Mitsubishi Materials Corp.	212,093	4,824,184
Mitsubishi Motors Corp. of Japan	1,265,000	3,565,858
Mitsubishi UFJ Financial Group, Inc.	23,238,530	96,466,246
Mitsubishi UFJ Lease & Finance Co. Ltd.	762,400	3,718,507
Mitsui & Co. Ltd.	3,147,923	47,739,145
Mitsui Chemicals, Inc.	349,036	7,249,670
Mitsui Fudosan Co. Ltd.	1,768,277	33,998,075
Miura Co. Ltd.	166,500	7,101,859
Mizuho Financial Group, Inc.	45,843,000	57,218,564
MonotaRO Co. Ltd.	239,400	8,690,723
MS&AD Insurance Group Holdings, Inc.	843,884	24,766,033
Murata Manufacturing Co. Ltd.	1,091,762	61,409,204
Nabtesco Corp.	214,300	6,646,887
Nagoya Railroad Co. Ltd.	356,000	10,728,360
NEC Corp.	472,754	21,194,915
New Hampshire Foods Ltd.	156,070	5,759,735
Nexon Co. Ltd.	920,900	19,178,834
NGK Insulators Ltd.	497,209	7,279,828
NGK Spark Plug Co. Ltd.	304,500	4,904,414
Nidec Corp.	850,468	52,351,981
Nihon M&A Center, Inc.	283,800	11,394,631
Nikon Corp.	569,838	5,231,022
Nintendo Co. Ltd.	212,796	86,518,363
Nippon Building Fund, Inc.	2,414	15,131,568
Nippon Express Co. Ltd.	139,054	7,143,207
Nippon Paint Holdings Co. Ltd.	278,400	19,386,935
Nippon Prologis REIT, Inc.	3,982	11,224,702
Nippon Shinyaku Co. Ltd.	86,800	7,469,090
Nippon Steel & Sumitomo Metal Corp.	1,536,463	14,141,529
Nippon Telegraph & Telephone Corp.	2,447,300	55,703,454
Nippon Yusen KK	286,057	4,119,306
Nissan Chemical Corp.	235,700	10,392,262
Nissan Motor Co. Ltd.	4,423,548	16,764,038
Nisshin Seifun Group, Inc.	374,493	5,830,347
Nissin Food Holdings Co. Ltd.	121,223	10,116,436
Nitori Holdings Co. Ltd.	152,200	27,569,447
Nitto Denko Corp.	301,294	16,287,672
NKSJ Holdings, Inc.	641,603	22,797,744
Nomura Holdings, Inc.	5,971,047	25,734,186
Nomura Real Estate Holdings, Inc.	219,100	4,051,049
Nomura Real Estate Master Fund, Inc.	8,064	9,907,553
Nomura Research Institute Ltd.	607,965	16,055,305
NSK Ltd.	679,576	4,965,514
NTT Data Corp.	1,198,800	13,839,362
NTT DOCOMO, Inc.	2,219,400	60,997,279
Obayashi Corp.	1,235,504	11,421,925
OBIC Co. Ltd.	132,500	22,950,531
Odakyu Electric Railway Co. Ltd.	559,100	13,940,562
Oji Holdings Corp.	1,658,452	8,319,556
Olympus Corp.	2,215,416	38,445,464
OMRON Corp.	354,660	23,480,666
Ono Pharmaceutical Co. Ltd.	702,500	20,043,512
Oracle Corp. Japan	73,700	8,597,024
Oriental Land Co. Ltd.	380,324	55,067,544
ORIX Corp.	2,518,580	33,372,440
ORIX JREIT, Inc.	5,028	7,263,780
Osaka Gas Co. Ltd.	710,805	14,190,395
Otsuka Corp.	199,600	9,624,183
Otsuka Holdings Co. Ltd.	742,000	33,465,728
Pan Pacific International Hold	782,700	15,756,333
Panasonic Corp.	4,198,973	37,618,169
Park24 Co. Ltd.	206,100	3,996,060
PeptiDream, Inc. (a)	179,100	8,029,566
Persol Holdings Co., Ltd.	337,000	4,452,919
Pigeon Corp.	222,000	8,645,742
Pola Orbis Holdings, Inc.	178,500	3,469,201
Rakuten, Inc.	1,633,100	14,779,597
Recruit Holdings Co. Ltd.	2,418,700	83,316,822
Renesas Electronics Corp. (a)	1,480,600	7,674,490
Resona Holdings, Inc.	3,966,000	14,261,345
Ricoh Co. Ltd.	1,275,970	9,417,888
Rinnai Corp.	68,500	5,761,000
ROHM Co. Ltd.	166,844	11,216,273
Ryohin Keikaku Co. Ltd.	453,700	6,880,566
Santen Pharmaceutical Co. Ltd.	683,100	12,604,840
SBI Holdings, Inc. Japan	455,060	9,742,997
SCSK Corp.	98,400	4,808,457
Secom Co. Ltd.	398,967	34,530,650
Sega Sammy Holdings, Inc.	324,600	4,225,865
Seibu Holdings, Inc.	409,600	5,347,645
Seiko Epson Corp.	530,700	5,974,035
Sekisui Chemical Co. Ltd.	686,093	9,574,574
Sekisui House Ltd.	1,182,767	22,510,355
Seven & i Holdings Co. Ltd.	1,432,600	49,139,766
Seven Bank Ltd.	1,148,200	3,268,556
SG Holdings Co. Ltd.	304,000	9,908,294
Sharp Corp.	402,800	4,358,733
Shimadzu Corp.	422,300	11,414,572
Shimamura Co. Ltd.	43,200	3,036,358
SHIMANO, Inc.	141,000	25,934,265
SHIMIZU Corp.	1,046,916	8,853,330
Shin-Etsu Chemical Co. Ltd.	673,262	78,847,735
Shinsei Bank Ltd.	293,900	3,759,096
Shionogi & Co. Ltd.	511,891	30,355,615
Shiseido Co. Ltd.	760,450	46,327,196
Shizuoka Bank Ltd.	797,374	5,072,081
Showa Denko K.K.	255,600	6,102,925
SMC Corp.	108,871	54,887,257
SoftBank Corp.	3,640,500	46,111,762
SoftBank Group Corp.	2,980,660	136,143,960
Sohgo Security Services Co., Ltd.	135,900	6,678,752
Sony Corp.	2,420,785	156,784,253
Sony Financial Holdings, Inc.	289,200	6,961,502
Square Enix Holdings Co. Ltd.	176,700	8,569,159
Stanley Electric Co. Ltd.	246,625	5,989,252
Subaru Corp.	1,173,500	25,881,309
Sumco Corp.	500,400	7,660,628
Sumitomo Chemical Co. Ltd.	2,814,934	8,717,956
Sumitomo Corp.	2,258,242	27,209,789
Sumitomo Electric Industries Ltd.	1,431,206	16,648,411
Sumitomo Heavy Industries Ltd.	209,764	4,784,825
Sumitomo Metal Mining Co. Ltd.	442,932	12,325,457
Sumitomo Mitsui Financial Group, Inc.	2,480,300	71,984,083
Sumitomo Mitsui Trust Holdings, Inc.	640,572	18,951,284
Sumitomo Realty & Development Co. Ltd.	587,800	16,266,763
Sumitomo Rubber Industries Ltd.	331,100	3,364,881
Sundrug Co. Ltd.	135,500	4,560,851
Suntory Beverage & Food Ltd.	264,000	10,771,014
Suzuken Co. Ltd.	127,116	4,614,578
Suzuki Motor Corp.	703,500	24,436,098
Sysmex Corp.	318,200	25,404,071
T&D Holdings, Inc.	1,029,600	9,289,265
Taiheiyo Cement Corp.	234,200	5,531,155
Taisei Corp.	362,618	12,575,375
Taisho Pharmaceutical Holdings Co. Ltd.	63,057	3,999,350
Taiyo Nippon Sanso Corp.	287,800	4,835,584
Takeda Pharmaceutical Co. Ltd.	2,997,827	117,272,900
TDK Corp.	247,125	23,098,150
Teijin Ltd.	343,768	5,622,947
Terumo Corp.	1,227,248	48,136,298
THK Co. Ltd.	228,600	5,935,185
Tobu Railway Co. Ltd.	364,459	12,909,577
Toho Co. Ltd.	215,054	7,896,646
Toho Gas Co. Ltd.	141,800	6,981,854
Tohoku Electric Power Co., Inc.	811,090	8,393,309
Tokio Marine Holdings, Inc.	1,214,200	52,555,850
Tokyo Century Corp.	81,800	3,553,554
Tokyo Electric Power Co., Inc. (a)	2,742,218	9,230,146
Tokyo Electron Ltd.	283,918	56,601,947
Tokyo Gas Co. Ltd.	718,179	17,117,893
Tokyu Corp.	947,877	15,012,044
Tokyu Fudosan Holdings Corp.	1,160,500	5,875,405
Toppan Printing Co. Ltd.	496,706	8,488,378
Toray Industries, Inc.	2,632,783	12,817,055
Toshiba Corp.	738,888	20,170,488
Tosoh Corp.	493,600	6,856,255
Toto Ltd.	269,092	10,654,391
Toyo Suisan Kaisha Ltd.	169,200	8,833,010
Toyoda Gosei Co. Ltd.	126,200	2,694,966
Toyota Industries Corp.	278,286	14,218,145
Toyota Motor Corp.	4,033,263	254,185,659
Toyota Tsusho Corp.	406,000	10,277,528
Trend Micro, Inc.	253,460	13,913,331
Tsuruha Holdings, Inc.	70,500	10,407,158
Unicharm Corp.	766,940	28,517,126
United Urban Investment Corp.	5,699	6,034,826
USS Co. Ltd.	422,800	7,362,589
Welcia Holdings Co. Ltd.	89,900	7,544,114
West Japan Railway Co.	310,200	19,993,511
Yahoo! Japan Corp.	5,068,000	20,677,083
Yakult Honsha Co. Ltd.	228,666	13,994,117
Yamada Denki Co. Ltd.	1,375,950	6,685,500
Yamaha Corp.	254,343	12,358,082
Yamaha Motor Co. Ltd.	530,900	7,654,963
Yamato Holdings Co. Ltd.	591,732	13,080,709
Yamazaki Baking Co. Ltd.	234,200	4,193,428
Yaskawa Electric Corp.	455,900	16,359,896
Yokogawa Electric Corp.	434,300	6,250,022
Yokohama Rubber Co. Ltd.	222,190	3,352,062
Zozo, Inc.	212,800	3,914,833

TOTAL JAPAN		6,343,732,943

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	1,362,794	13,017,381
Aroundtown SA	2,188,181	12,004,070
Eurofins Scientific SA	25,077	16,919,161
SES SA (France) (depositary receipt)	728,378	5,379,999
Tenaris SA	889,705	5,599,167

TOTAL LUXEMBOURG		52,919,778

Malta - 0.0%
BGP Holdings PLC (a)(e)	5,796,476	64
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	5,040,500	4,999,754
HKT Trust/HKT Ltd. unit	7,217,760	10,267,977

TOTAL MULTI-NATIONAL		15,267,731

Netherlands - 4.9%
ABN AMRO Group NV GDR (b)	802,912	6,388,553
Adyen BV (a)(b)	34,327	45,077,844
AEGON NV	3,418,479	9,174,172
AerCap Holdings NV (a)	250,331	8,070,671
Airbus Group NV	1,116,192	71,332,496
Akzo Nobel NV	379,442	31,158,934
Altice Europe NV Class A (a)	1,207,500	4,825,387
ASML Holding NV (Netherlands)	809,466	265,164,638
CNH Industrial NV	1,958,664	11,853,820
EXOR NV	205,953	11,078,834
Ferrari NV	239,446	40,374,569
Fiat Chrysler Automobiles NV (Italy)	2,096,186	18,480,012
Heineken Holding NV	218,802	17,997,494
Heineken NV (Bearer)	492,768	45,116,322
ING Groep NV (Certificaten Van Aandelen)	7,409,804	48,175,602
Koninklijke Ahold Delhaize NV	2,092,529	53,053,805
Koninklijke DSM NV	327,492	41,891,040
Koninklijke DSM NV rights 5/27/20 (a)(d)	349,938	633,174
Koninklijke KPN NV	6,788,619	16,593,892
Koninklijke Philips Electronics NV	1,704,887	77,509,221
NN Group NV	554,771	17,028,729
Prosus NV (a)	926,668	77,323,245
QIAGEN NV (Germany) (a)	438,782	19,146,720
Randstad NV	226,188	9,473,248
STMicroelectronics NV (France)	1,212,050	30,101,186
Takeaway.com Holding BV (a)(b)	230,662	24,979,882
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	263,744	13,965,083
Unilever NV	2,777,973	143,559,841
Vopak NV	134,364	7,354,624
Wolters Kluwer NV	518,951	41,292,093

TOTAL NETHERLANDS		1,208,175,131

New Zealand - 0.3%
Auckland International Airport Ltd.	2,299,670	9,278,881
Fisher & Paykel Healthcare Corp.	1,097,852	20,431,119
Mercury Nz Ltd.	1,279,898	3,694,410
Meridian Energy Ltd.	2,454,058	7,235,943
Ryman Healthcare Group Ltd.	765,226	5,747,670
Spark New Zealand Ltd.	3,488,147	9,570,481
The a2 Milk Co. Ltd. (a)	1,405,477	16,576,547

TOTAL NEW ZEALAND		72,535,051

Norway - 0.5%
DNB ASA	1,800,658	24,575,106
Equinor ASA	1,903,416	27,638,523
Gjensidige Forsikring ASA (a)	381,895	6,926,224
Mowi ASA	839,089	15,800,760
Norsk Hydro ASA	2,557,619	6,501,729
Orkla ASA	1,432,628	12,872,024
Schibsted ASA (B Shares)	186,943	4,480,901
Telenor ASA	1,375,616	20,850,799
Yara International ASA	335,630	11,483,737

TOTAL NORWAY		131,129,803

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	3,750,551	8,699,756
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(e)	2,598,658	29
Energias de Portugal SA	4,887,940	22,913,398
Galp Energia SGPS SA Class B	951,191	11,317,453
Jeronimo Martins SGPS SA	479,931	8,193,655

TOTAL PORTUGAL		42,424,535

Singapore - 1.1%
Ascendas Real Estate Investment Trust	5,845,584	12,950,650
CapitaCommercial Trust (REIT)	5,052,853	6,258,843
CapitaLand Ltd.	4,883,137	9,988,863
CapitaMall Trust	4,905,700	7,048,819
City Developments Ltd.	862,600	4,695,211
DBS Group Holdings Ltd.	3,415,508	47,069,607
Genting Singapore Ltd.	11,636,059	6,465,392
Jardine Cycle & Carriage Ltd.	181,830	2,813,423
Keppel Corp. Ltd.	2,777,800	11,620,044
Mapletree Commercial Trust	4,082,100	5,778,737
Mapletree Logistics Trust (REIT)	5,049,000	7,326,196
Oversea-Chinese Banking Corp. Ltd.	6,292,464	38,080,809
Singapore Airlines Ltd.	2,557,662	6,915,536
Singapore Exchange Ltd.	1,533,600	8,987,973
Singapore Technologies Engineering Ltd.	2,978,161	6,724,472
Singapore Telecommunications Ltd.	15,527,927	27,345,407
Suntec (REIT)	3,731,900	3,882,993
United Overseas Bank Ltd.	2,237,960	30,996,828
UOL Group Ltd.	880,050	4,260,718
Venture Corp. Ltd.	521,500	5,647,615
Wilmar International Ltd.	3,653,600	10,292,559
Yangzijiang Shipbuilding Holdings Ltd.	4,911,300	3,267,711

TOTAL SINGAPORE		268,418,406

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	488,317	12,496,059
Aena Sme SA (a)(b)	128,955	18,351,381
Amadeus IT Holding SA Class A	819,750	42,865,879
Banco Bilbao Vizcaya Argentaria SA	12,669,194	39,019,286
Banco Santander SA (Spain)	31,589,015	72,222,539
Bankinter SA	1,275,931	5,397,699
CaixaBank SA	6,861,854	12,764,709
Cellnex Telecom SA (b)	475,774	26,892,529
Enagas SA	477,290	10,707,577
Endesa SA	608,076	14,411,138
Ferrovial SA	920,534	24,953,303
Gas Natural SDG SA	560,603	10,389,254
Grifols SA	570,009	17,792,606
Iberdrola SA	11,039,484	119,529,803
Inditex SA	2,072,609	57,729,291
MAPFRE SA (Reg.)	2,102,188	3,693,984
Red Electrica Corporacion SA	820,834	14,453,366
Repsol SA	2,678,667	25,219,846
Siemens Gamesa Renewable Energy SA (a)	457,779	7,690,965
Telefonica SA	8,880,748	41,585,816

TOTAL SPAIN		578,167,030

Sweden - 2.8%
Alfa Laval AB	603,231	12,157,385
ASSA ABLOY AB (B Shares)	1,905,204	38,885,941
Atlas Copco AB:
(A Shares)	1,277,149	50,517,577
(B Shares)	741,682	26,148,629
Boliden AB	520,984	11,290,461
Electrolux AB (B Shares)	431,941	7,066,421
Epiroc AB:
Class A	1,247,303	13,961,789
Class B	745,324	8,297,593
EQT AB	452,305	7,149,957
Ericsson (B Shares)	5,549,447	50,818,219
Essity AB Class B	1,152,680	38,020,806
Evolution Gaming Group AB (b)	241,590	14,250,465
H&M Hennes & Mauritz AB (B Shares)	1,525,923	23,207,060
Hexagon AB (B Shares) (a)	534,888	29,359,788
Husqvarna AB (B Shares)	780,667	5,738,255
ICA Gruppen AB (c)	190,742	8,953,541
Industrivarden AB (C Shares)	300,658	6,681,608
Investor AB (B Shares)	865,668	46,027,845
Kinnevik AB (B Shares)	460,249	11,576,379
Latour Investment AB Class B	280,336	5,025,046
Lundbergfoeretagen AB	145,157	7,197,346
Lundin Petroleum AB	353,484	8,515,834
Nibe Industrier AB (B Shares)	592,306	13,137,840
Sandvik AB	2,145,674	35,501,067
Securitas AB (B Shares)	592,870	7,852,458
Skandinaviska Enskilda Banken AB (A Shares) (a)	3,092,570	26,821,277
Skanska AB (B Shares) (a)	649,781	12,971,415
SKF AB (B Shares)	725,145	13,298,423
Svenska Cellulosa AB (SCA) (B Shares)	1,150,872	14,351,472
Svenska Handelsbanken AB (A Shares) (a)	2,956,030	27,922,718
Swedbank AB (A Shares) (a)	1,729,087	21,715,130
Swedish Match Co. AB	324,784	22,528,808
Tele2 AB (B Shares)	953,434	12,678,657
Telia Co. AB	4,793,170	16,394,351
Volvo AB (B Shares)	2,827,259	39,981,986

TOTAL SWEDEN		696,003,547

Switzerland - 10.2%
ABB Ltd. (Reg.)	3,505,101	69,549,090
Adecco SA (Reg.)	294,712	14,170,924
Alcon, Inc. (Switzerland) (a)	935,084	60,161,154
Baloise Holdings AG	87,769	12,465,425
Banque Cantonale Vaudoise	5,707	554,204
Barry Callebaut AG	5,777	11,604,454
Clariant AG (Reg.) (a)	376,624	6,897,725
Coca-Cola HBC AG	382,288	9,621,921
Compagnie Financiere Richemont SA Series A	992,541	58,341,297
Credit Suisse Group AG	4,616,371	42,426,700
Ems-Chemie Holding AG	15,683	11,585,331
Galenica AG	86,491	13,138,215
Geberit AG (Reg.)	70,431	34,461,233
Givaudan SA	17,554	62,911,871
Julius Baer Group Ltd.	425,339	18,305,757
Kuehne & Nagel International AG	103,276	14,861,092
LafargeHolcim Ltd. (Reg.)	995,244	41,121,851
Lindt & Spruengli AG	195	16,908,921
Lindt & Spruengli AG (participation certificate)	2,037	16,964,410
Logitech International SA (Reg.)	312,659	18,425,361
Lonza Group AG	141,610	69,929,950
Nestle SA (Reg. S)	5,659,558	614,498,165
Novartis AG	4,085,757	355,689,542
Pargesa Holding SA	73,148	5,513,859
Partners Group Holding AG	35,519	29,336,966
Roche Holding AG (participation certificate)	1,336,153	463,807,799
Schindler Holding AG:
(participation certificate)	77,759	18,037,048
(Reg.)	37,921	8,768,591
SGS SA (Reg.)	11,504	26,971,844
Sika AG	263,997	45,352,066
Sonova Holding AG Class B	104,064	22,775,496
Straumann Holding AG	19,700	15,935,330
Swatch Group AG (Bearer)	57,370	11,573,315
Swatch Group AG (Bearer) (Reg.)	87,178	3,384,515
Swiss Life Holding AG	60,591	21,255,358
Swiss Prime Site AG	144,249	13,408,048
Swiss Re Ltd.	559,873	38,234,595
Swisscom AG	49,199	25,566,293
Temenos Group AG	124,995	19,065,051
UBS Group AG	6,971,032	74,653,389
Zurich Insurance Group Ltd.	284,339	92,012,626

TOTAL SWITZERLAND		2,510,246,782

United Kingdom - 13.4%
3i Group PLC	1,860,729	18,958,503
Admiral Group PLC	361,423	10,413,518
Anglo American PLC (United Kingdom)	2,334,827	49,036,994
Antofagasta PLC	753,259	8,152,929
Ashtead Group PLC	856,662	25,317,403
Associated British Foods PLC	679,230	15,275,441
AstraZeneca PLC (United Kingdom)	2,495,223	268,735,011
Auto Trader Group PLC (b)	1,831,530	12,730,643
Aveva Group PLC	123,107	6,215,278
Aviva PLC	7,469,706	23,040,586
BAE Systems PLC	6,090,680	37,590,641
Barclays PLC	33,001,830	47,177,733
Barratt Developments PLC	1,932,701	11,862,822
Berkeley Group Holdings PLC	238,542	12,063,844
BHP Billiton PLC	4,015,834	78,974,759
BP PLC	38,510,020	147,260,061
British American Tobacco PLC (United Kingdom)	4,360,977	172,958,267
British Land Co. PLC	1,688,790	8,559,594
BT Group PLC	16,895,367	24,256,467
Bunzl PLC	643,024	14,981,350
Burberry Group PLC	765,836	14,300,784
Coca-Cola European Partners PLC	390,026	14,703,980
Compass Group PLC	3,389,688	49,690,794
Croda International PLC	246,202	15,780,686
Diageo PLC	4,442,392	154,994,590
Direct Line Insurance Group PLC	2,619,149	8,558,881
Evraz PLC	950,063	3,313,478
GlaxoSmithKline PLC	9,543,230	197,666,399
Halma PLC	725,536	20,877,661
Hargreaves Lansdown PLC	630,648	14,280,220
Hikma Pharmaceuticals PLC	275,446	8,745,920
HSBC Holdings PLC (United Kingdom)	38,623,054	177,871,820
Imperial Brands PLC	1,797,710	32,558,820
Informa PLC	2,862,911	16,400,191
InterContinental Hotel Group PLC	328,220	15,752,608
Intertek Group PLC	307,796	20,929,851
ITV PLC	6,870,523	6,811,835
J Sainsbury PLC	3,369,814	8,073,737
John David Group PLC	830,656	6,754,263
Johnson Matthey PLC	368,532	9,617,045
Kingfisher PLC	4,049,715	9,828,599
Land Securities Group PLC	1,344,911	10,062,126
Legal & General Group PLC	11,332,563	27,979,352
Lloyds Banking Group PLC	133,836,072	49,359,226
London Stock Exchange Group PLC	597,937	59,640,031
M&G PLC	4,996,131	8,638,310
Melrose Industries PLC	9,230,248	13,126,359
Mondi PLC	923,583	17,200,625
National Grid PLC	6,666,292	76,236,382
Next PLC	253,485	15,226,945
NMC Health PLC	250,069	90,276
Ocado Group PLC (a)	878,386	23,768,115
Pearson PLC	1,455,134	8,321,951
Persimmon PLC	607,373	17,199,923
Prudential PLC	4,943,789	64,117,544
Reckitt Benckiser Group PLC	1,349,393	120,860,484
RELX PLC (London Stock Exchange)	3,674,442	85,018,228
Rentokil Initial PLC	3,533,058	21,850,405
Rio Tinto PLC	2,132,714	115,666,549
Rolls-Royce Holdings PLC	3,666,425	12,496,878
Royal Bank of Scotland Group PLC	9,177,861	12,554,159
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,834,073	123,998,109
Class B (United Kingdom)	7,073,959	107,997,188
RSA Insurance Group PLC	1,966,029	9,573,785
Sage Group PLC	2,081,122	17,759,983
Schroders PLC	238,655	8,709,535
Scottish & Southern Energy PLC	1,955,594	30,057,715
Segro PLC	2,090,829	21,679,931
Severn Trent PLC	454,177	13,691,779
Smith & Nephew PLC	1,660,921	33,885,337
Smiths Group PLC	749,937	12,100,440
Spirax-Sarco Engineering PLC	140,760	17,157,870
St. James's Place Capital PLC	1,024,709	11,627,557
Standard Chartered PLC (United Kingdom)	5,186,291	23,596,276
Standard Life PLC	4,416,847	14,089,764
Taylor Wimpey PLC	6,228,049	11,045,196
Tesco PLC	18,603,623	52,825,110
Unilever PLC	2,221,724	119,292,391
United Utilities Group PLC	1,304,803	14,786,497
Vodafone Group PLC	50,902,227	83,708,692
Vodafone Group PLC sponsored ADR	7	116
Whitbread PLC	263,722	8,233,612
Whitbread PLC rights 6/9/20 (a)	126,861	1,569,867
WM Morrison Supermarkets PLC	4,610,175	10,629,888

TOTAL UNITED KINGDOM		3,308,504,512

United States of America - 0.0%
NICE Systems Ltd. sponsored ADR (a)	3	558
TOTAL COMMON STOCKS
(Cost $24,049,498,411)		24,012,540,797

Nonconvertible Preferred Stocks - 0.8%
France - 0.2%
Air Liquide SA (a)	355,967	48,404,359
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	108,038	4,962,603
Fuchs Petrolub AG	131,673	5,271,239
Henkel AG & Co. KGaA	338,995	30,209,476
Porsche Automobil Holding SE (Germany)	291,620	16,032,100
Sartorius AG (non-vtg.)	67,615	25,023,681
Volkswagen AG	352,169	51,797,589

TOTAL GERMANY		133,296,688

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	11,617,144	4,472,198
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $163,609,056)		186,173,245
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (Cost $1,888,891)(f)	1,890,000	1,888,650
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.11% (g)	228,088,976	228,134,594
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	75,946,760	75,954,355
TOTAL MONEY MARKET FUNDS
(Cost $304,088,949)		304,088,949
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $24,519,085,307)		24,504,691,641
NET OTHER ASSETS (LIABILITIES) - 0.6%(i)		145,806,242
NET ASSETS - 100%		$24,650,497,883

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5,350	June 2020	$462,427,250	$37,538,385	$37,538,385

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,026,509 or 1.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,888,650.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $46,324,157 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$370,430
Fidelity Securities Lending Cash Central Fund	928,519
Total	$1,298,949

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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